Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Summary of financial instruments, analyzed by classes and categories

	12/31/2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	83,508	n/a
Fixed-term deposits	AC	111,498	n/a
Non-current security deposits	AC	3,350	3,276
Security deposits	AC	118	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		203,115
Financial liabilities, by class
Non-current trade and other payables	AC	3,362	3,679
Current trade and other payables	AC	44,601	n/a
Non-current other financial liabilities	AC	17	17
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,832	1,832
Level 2	FVTPL	1,022	1,022
Level 3	FVTPL	202,159	202,159
Total financial liabilities		252,997

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	198,474
Financial assets measured at FVTPL	4,641
Financial liabilities measured at FVTPL	205,013
Financial liabilities measured at AC	47,984

	12/31/2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed-term deposits	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Investment in equity instrument	FVTPL	—	—
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,162	1,162
Level 2	FVTPL	649	649
Level 3	FVTPL	24,456	24,456
Total financial liabilities		63,433

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	205,548
Financial assets measured at FVTPL	—
Financial liabilities measured at FVTPL	26,267
Financial liabilities measured at AC	37,166

Summary of effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives

December 31, 2023	Absolute shift	Fair Value	Effect on financial
in € thousand	in base volatility	of warrants	result
Base	—	(202,159)	—
Up	10%	(204,254)	(2,095)
Down	(10)%	(199,866)	2,293

December 31, 2022	Absolute shift	Fair Value	Effect on financial
in € thousand	in base volatility	of warrants	result
Base	—	(24,455)	—
Up	10%	(27,029)	(2,574)
Down	(10)%	(21,881)	2,575

Summary of financial instruments, changes in fair Value of level 3 instruments

	Equity		Over-allotment
In € thousand	instruments	Warrants	option
January 1, 2022	—	—	—
Initial recognition of RDO & 2022 PIPE Warrants	—	(34,550)	—
Unrealized gains/losses:	—	—	—
Change in fair value - Finance income	—	8,979	—
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	1,116	—
Foreign exchange effects - Finance expense	—	—	—

December 31, 2022	—	(24,455)	—
Purchase of equity instrument	5,159	—	—
Initial recognition of May 2023 Warrants	—	82,829	—
Initial recognition of 2023 PIPE Warrants	—	(4,552)	—
Initial recognition of over-allotment option	—	—	(3,312)
Settlement of Initial Funding Amount on May 2023 Warrants	—	(91,811)	—
Settlement of Additional Funding Amount on May 2023 Warrants	—	(67,416)	—
Exercise of May 2023 Warrants	—	25,593	—
Realized gains/losses:	—	—	—
Changes in fair value - Finance income	—	—	3,346
Changes in fair value - Finance expense	—	(15,765)	—
Foreign exchange effects - Finance income	—	128	—
Foreign exchange effects - Finance expense	—	—	(34)
Unrealized gains/losses:	—	—	—
Changes in fair value - Finance income	—	2,599	—
Changes in fair value - Finance expense	(518)	(112,603)	—
Foreign exchange effects - Finance income	—	3,405	—
Foreign exchange effects - Finance expense	—	(111)	—
December 31, 2023	4,641	(202,159)	—

Summary of net gains and losses for each of the financial instrument measurement categories

2023	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	5,713	82	—	57	5,852
Financial liabilities measured at AC	(296)	(887)	—	—	(1,183)
Financial assets and liabilities measured at FVTPL	—	3,476	(124,070)	—	(120,594)
Total	5,417	2,671	(124,070)	57	(115,925)

2022	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	(412)	1,147	—	125	860
Financial liabilities measured at AC	(236)	(560)	—	—	(796)
Financial assets and liabilities measured at FVTPL	—	(508)	29,667	—	29,159
Total	(648)	79	29,667	125	29,223

2021	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	(364)	1,061	—	(260)	437
Financial liabilities measured at AC	(3,483)	(446)	—	—	(3,929)
Financial assets and liabilities measured at FVTPL	—	(1,018)	(3,327)	—	(4,345)
Total	(3,847)	(403)	(3,327)	(260)	(7,837)

Summary of exposures to credit risk for all financial assets that are not measured at fair value through profit or loss

				12/31/2023
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	198,552	(78)	No
Of which:
Cash and cash equivalents		83,512	(4)	No
Fixed-term deposits		111,559	(61)	No
Security deposits		3,481	(13)	No

				12/31/2022
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	205,683	(135)	No
Of which:
Cash and cash equivalents		179,640	(59)	No
Fixed-term deposits		20,017	(30)	No
Security deposits		6,026	(46)	No

Movement in the impairment loss allowance for the financial assets exposed to credit risks

	12/31/2022			12/31/2023
	Impairment loss	Reversals of	Additions to	Impairment loss
	allowance	expected	expected credit	allowance
in € thousand	brought forward	credit losses	losses	carried forward
Cash and Cash equivalents	(59)	56	(1)	(4)
Fixed-term deposits	(30)	30	(61)	(61)
Security deposits	(46)	33	—	(13)
Total	(135)	119	(62)	(78)

	12/31/2021			12/31/2022
	Impairment loss	Reversals of	Additions to	Impairment loss
	allowance	expected credit	expected credit	allowance carried
in € thousand	brought forward	losses	losses	forward
Cash and Cash equivalents	(3)	—	(56)	(59)
Fixed-term deposits	(256)	256	(30)	(30)
Security deposits	(1)	—	(45)	(46)
Total	(260)	256	(131)	(135)

Schedule of exposure to possible appreciation and depreciation in foreign currency

	USD	JPY	GBP	Total exposure
At December 31, 2023	(in € thousand)	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	10,827	16	52	10,895
Non-current receivables from affiliated companies	119	—	715	834
Current receivables from affiliated companies	7,388	—	1,946	9,334
Non-current trade and other payables	—	—	—	—
Current trade and other payables	(13,345)	(5,842)	(121)	(19,308)
Non-current payables to affiliated companies	—	—	(757)	(757)
Current payables to affiliated companies	(2,863)	—	—	(2,863)
Warrants	(205,013)	—	—	(205,013)
	(202,887)	(5,826)	1,835	(206,878)

Summary of sensitivity of a change in foreign currency

As of December 31, 2023
	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	19,331	(23,523)
GBP	208	(210)
JPY	530	(647)

As of December 31, 2022
	Effect of EUR appreciation on	Effect of EUR depreciation on profit
	profit before tax	before tax
Currency	(in € thousand)	(in € thousand)
USD	1,736	(2,122)
GBP	8	(9)
JPY	82	(100)

Summary of details of the (undiscounted) cash outflows of financial liabilities

				12/31/2023
				2029 and
in € thousand	2024	2025	2026 to 2028	thereafter
Lease liabilities	3,460	3,394	5,433	—
Trade and other payables	44,601	1,301	3,617	—

				12/31/2022
				2028 and
in € thousand	2023	2024	2025 to 2027	thereafter
Lease liabilities	2,970	2,457	6,463	—
Trade and other payables	33,658	1,974	2,770	—

Summary of reconciliation of changes in liabilities arising from financing activities

			Over-allotment
In € thousand	Lease liabilities	Warrants	option	Total
Statement of Financial Position as of December 31, 2022	10,969	26,267	—	37,236
Principal elements of lease payments	(3,425)	—	—	(3,425)
Interest paid	(604)	—	—	(604)
Settlement of Initial Funding Amount on May 2023 Warrants	—	91,811	—	91,811
Settlement of Additional Funding Amount on May 2023 Warrants	—	67,416	—	67,416
Proceeds from issue of 2023 PIPE Warrants	—	4,552	—	4,552
Proceeds from issue of over-allotment option	—	—	3,312	3,312
Change in the cash flow from financing activities 2023	(4,029)	163,779	3,312	163,062
Additions to lease liabilities due to new lease contracts	3,625	—	—	3,625
Initial recognition of May 2023 Warrants	—	(82,829)	—	(78,277)
Fair value changes	—	126,899	(3,346)	123,553
Effects of foreign exchange conversion	—	(3,510)	34	(3,476)
Exercised May 2023 Warrants	—	(25,593)	—	(25,293)
Interest expenses	602	—	—	602
Statement of Financial Position as of December 31, 2023	11,167	205,013	—	216,180

	Lease		Over-allotment
In € thousand	liabilities	Warrants	option	Total
Statement of Financial Position as of December 31, 2021	11,823	21,405	—	33,228
Principal elements of lease payments	(2,720)	—	—	(2,720)
Interest paid	(443)	—	—	(443)
Change in the cash flow from financing activities 2022	(3,163)	—	—	(3,163)
Additions to lease liabilities due to new lease contracts	1,873	—	—	1,873
Additions to warrants	—	34,550	—	34,550
Fair value changes	—	(30,196)	—	(30,196)
Effects of foreign exchange conversion	—	508	—	508
Interest expenses	436	—	—	436
Statement of Financial Position as of December 31, 2022	10,969	26,267	—	37,236